Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards (in Dollars)					$ 4,549,000
Effective Income Tax Rate Reconciliation, Percent					0.00%	0.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent					34.00%	34.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					34.00%	34.00%
Income Tax Expense (Benefit) (in Dollars)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Minimum [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards, Expiration Year					2029
Maximum [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards, Expiration Year					2033